Revenue Recognition - Contract Assets and Contract Liabilities (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Contract Assets
Balance	$ 2,028	$ 1,057	$ 0
Contract asset additions	256	1,097	1,057
Amounts transferred to receivables		(126)
Revenue recognized	(100)
Balance	2,184	2,028	1,057
Contract Liabilities
Balance	3,811	3,399	0
Customer prepayments	1,723	874	3,754
Revenue recognized	(540)
Revenue recognized		(462)	(355)
Balance	$ 4,994	$ 3,811	$ 3,399